Nature of Expense	12 Months Ended
Mar. 31, 2018
Expenses by nature [abstract]
Nature of Expense
40. Nature of Expense

The following table shows supplemental information related to certain “nature of expense” items for the years ended March 31, 2018, 2017 and 2016:

	For the Year Ended March 31,
Employee benefits	2018		2017		2016
Cost of revenues	Rs.	10,434	Rs.	10,515	Rs.	9,574
Selling, general and administrative expenses		17,004		15,838		16,641
Research and development expenses		4,711		4,716		4,959
	Rs.	32,149	Rs.	31,069	Rs.	31,174

	For the Year Ended March 31,
Depreciation and amortization	2018		2017		2016
Cost of revenues	Rs.	6,595	Rs.	6,117	Rs.	5,241
Selling, general and administrative expenses		3,883		3,935		3,933
Research and development expenses		1,232		1,225		1,076
	Rs.	11,710	Rs.	11,277	Rs.	10,250

In addition, for details relating to cost of material consumed refer to Note 11 of these consolidated financial statements.